Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants stock options to its employees, including the named executive officers. The Company generally approves the grant of annual long-term incentive awards, including any restricted stock units and stock options once each year. The Compensation Committee generally approves the grant of restricted stock units in the first half of each year. In addition, the Company awards equity to newly hired employees or special awards for recognition or retention purposes on a routine quarterly schedule. Non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and annually at the same frequency as the awards issued to employees, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation — Non-Employee Director Compensation” below. Option grants are made on the regular, predetermined grant dates regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
From time to time, the Company grants stock options to its employees, including the named executive officers. The Company generally approves the grant of annual long-term incentive awards, including any restricted stock units and stock options once each year. The Compensation Committee generally approves the grant of restricted stock units in the first half of each year. In addition, the Company awards equity to newly hired employees or special awards for recognition or retention purposes on a routine quarterly schedule. Non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and annually at the same frequency as the awards issued to employees, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation — Non-Employee Director Compensation” below. Option grants are made on the regular, predetermined grant dates regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Option grants are made on the regular, predetermined grant dates regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false